RELATED PARTY TRANSACTIONS (Details 1) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Number of Underlying Shares, Outstanding, Beginning balance (in shares)	608,000		350,000		0
Number of Underlying Shares, Granted (in shares)	19,757		464,000		350,000
Number of Underlying Shares, Expired (in shares)	0		0		0
Number of Underlying Shares, Forfeited (in shares)	0		(206,000)		0
Number of Underlying Shares, Outstanding, Ending balance (in shares)	627,757		608,000		350,000
Number of Underlying Shares, Exercisable (in shares)	508,632		318,750		87,500
Number of Underlying Shares, Vested and expected to vest (in shares)	624,049	[1]	608,000	[1]	350,000	[1]
Weighted-Average Exercise Price Per Share, Outstanding, Beginning balance (in dollars per share)	$ 3.41		$ 5.00		$ 0
Weighted-Average Exercise Price Per Share, Granted (in dollars per share)	$ 6		$ 1.25		$ 5.00
Weighted-Average Exercise Price Per Share, Expired (in dollars per share)	$ 0		$ 0		$ 0
Weighted-Average Exercise Price Per Share, Forfeited (in dollars per share)	$ 0		$ 0		$ 0
Weighted-Average Exercise Price Per Share, Outstanding, Ending balance (in dollars per share)	$ 3.49		$ 3.41		$ 5.00
Weighted-Average Exercise Price Per Share, Exercisable (in dollars per share)	$ 3.21		$ 3.31		$ 5.00
Weighted-Average Exercise Price Per Share, Vested and expected to vest (in dollars per share)	$ 3.5	[1]	$ 3.41	[1]	$ 5.00	[1]
Weighted-Average Contractual Life Remaining in Years, Outstanding	5 years 6 months 4 days		6 years 1 month 13 days		4 years 6 months 22 days
Weighted-Average Contractual Life Remaining in Years, Exercisable	6 years 0 months 7 days		6 years 3 months 7 days		4 years 6 months 22 days
Weighted-Average Contractual Life Remaining in Years, Vested and expected to vest	5 years 5 months 26 days	[1]	6 years 1 month 13 days	[1]	4 years 6 months 22 days	[1]

[1]	Includes vested shares and unvested shares after a forfeiture rate is applied.